BANK LOANS	12 Months Ended
Dec. 31, 2012
BANK LOANS [Text Block]
11.	BANK LOANS

(a) Short-term bank loans

	December 31,	December 31,
	2012	2011
Secured short-term loans (1)	$48,714,342	$39,177,186
Unsecured short-term loans (2)	2,063,100	-
Add: amounts due within one year under long-term loan contracts	35,604	1,806,271
Total short-term bank loans	$50,813,046	$40,983,457

(1) Detailed information of secured short-term loan balances as of December 31, 2012 and 2011 were as follows:

	December 31,	December 31,
	2012	2011
Secured by IST, Zhongtian, iASPEC, Mr. Lin and guaranteed by plants	$17,456,207	$-
Guaranteed by iASPEC	6,348,000	6,390,440
Secured by iASPEC’s trade receivables	5,014,920	2,990,600
Secured by Huipu’s trade receivables and guaranteed by IST	4,730,963	4,372,404
Guaranteed by IST	4,126,200	4,092,400
Collateralized by land and office buildings	3,332,700	14,260,441
Secured by Huipu’s trade receivables and guaranteed by the Company and Huipu	2,642,114	2,623,691
Guaranteed by Huipu	2,380,500	2,361,000
Guaranteed by the Company, CITH and Bocom	942,660	1,030,028
Secured by Geo's trade receivables and bank deposits	793,500	-
Secured by Bocom’s trade receivables and guaranteed by the Company	581,568	1,056,182
Secured by Zhongtian’s trade receivables	365,010	-
Total	$48,714,342	$39,177,186

(2) Unsecured short-term loans are fiduciary bank loans, bearing interest rates from 6% to 6.9%, due within one year.

(b) Long-term bank loans

	December 31,	December 31,
	2012	2011
Secured long-term loans	$109,779	$1,915,795
Less: amounts due within one year under long-term loan contracts	(35,604)	(1,806,271)
Total long-term bank loans	$74,175	$109,524

As of December 31, 2012, the Company has borrowings from banks, expiring at various dates from January 8, 2013 to February 21, 2016, primarily used to finance working capital requirements. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by our subsidiaries. These borrowings bear interest rates ranging from 1.54% to 8.24% per annum. The weighted average interest rate on short term debt is approximately 7.01%, 7.37% and 5.41% for the years ended December 31, 2012, 2011 and 2010, respectively. As of March 31, 2013, the Company has renewed $17.62 million in short term bank loans of which $10.87 expire after January 1, 2014. In addition, as of March 31, 2013, the Company has $15.39 million of additional borrowing availability under its credit facilities.